Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Inventories Details
Raw materials	$ 357	$ 297
Work in progress	429	218
Finished goods	392	314
Total	$ 1,178	$ 829